                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21624

Allianz Variable Insurance Products Fund of Funds Trust
(Exact name of registrant as specified in charter)

5701 Golden Hills Dr., Minneapolis, MN    55416-1297
(Address of principal executive offices)  (Zip code)


BISYS Fund Services, Inc., 3435 Stelzer Rd., Columbus, OH 43219
(Name and address of agent for service)

Registrant's telephone number, including area code: 800-624-0197

Date of fiscal year end: December 31

Date of reporting period: March 31, 2006

     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

     File the schedules as of the close of the reporting period as set forth in Sections 210.12-12 - 12-14 of Regulation S-X [17 CFR 210.12-12 - 12-14]. The
schedules need not be audited.

USALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
USAZ FUSION BALANCED FUND
Schedule of Portfolio Investments
March 31, 2006
(Unaudited)

                          SHARES                              FAIR VALUE
                          ------                             ------------
AFFLILIATED INVESTMENT COMPANY  (100.0%):
     627,880   PIMCO PVIT Commodity Real Return              $  7,258,295
     779,236   PIMCO PVIT Emerging Markets Bond                10,589,812
   1,036,680   PIMCO PVIT Global Bond                          12,222,460
     929,175   PIMCO PVIT High Yield Fund                       7,656,405
     963,142   PIMCO PVIT Real Return Fund                     11,875,542
   2,393,845   PIMCO PVIT Total Return Fund                    24,153,897
     398,578   USAZ AIM International Equity Fund               6,353,341
     763,618   USAZ Davis NY Venture Fund                       9,384,861
     347,634   USAZ Franklin Small Cap Value Fund               6,431,228
     720,296   USAZ Jennison 20/20 Focus Fund                   9,284,614
     899,675   USAZ Legg Mason Value Fund                      11,110,982
     577,211   USAZ OCC Renaissance Fund                        7,959,737
     198,999   USAZ Oppenheimer International Growth Fund       3,189,962
     549,725   USAZ Salomon Brothers Large Cap Growth Fund      6,310,838
     254,335   USAZ Salomon Brothers Small Cap Growth Fund      3,265,665
   1,092,960   USAZ Van Kampen Comstock Fund                   12,525,326
     339,970   USAZ Van Kampen Mid Cap Growth Fund              4,715,381
                                                             ------------
TOTAL AFFILIATED INVESTMENT COMPANY (COST $150,284,230)       154,288,346
                                                             ------------
DEPOSIT ACCOUNT (0.4%):
     652,667   TNT Offshore Deposit Account                       652,667
                                                             ------------
TOTAL DEPOSIT ACCOUNT (COST $652,667)                             652,667
                                                             ------------
TOTAL INVESTMENTS (COST $150,936,897) (a) - 100.4%            154,941,013
                                                             ============

Percentages indicated are based on net assets as of March 31, 2006.

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting in excess of federal income tax reporting of approximately $197,828. Cost for federal income tax purposes differs from value by net unrealized appreciation on securities as follows:

Unrealized appreciation       $ 5,892,667
Unrealized depreciation        (2,086,379)
                              -----------
Net unrealized appreciation   $ 3,806,288
                              ===========

See accompanying notes to the schedules of portfolio investments.

USALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
USAZ FUSION GROWTH FUND
Schedule of Portfolio Investments
March 31, 2006
(Unaudited)

                          SHARES                              FAIR VALUE
                          ------                             ------------
AFFILIATED INVESTMENT COMPANY (100.0%):
   2,631,498   PIMCO PVIT Commodity Real Return              $ 30,420,118
   1,438,696   PIMCO PVIT Emerging Markets Bond                19,551,879
   1,666,382   PIMCO PVIT Global Bond                          19,646,647
   1,455,030   PIMCO PVIT Total Return Fund                    14,681,254
   2,574,209   USAZ AIM International Equity Fund              41,032,888
   4,090,323   USAZ Davis NY Venture Fund                      50,270,068
   1,392,676   USAZ Franklin Small Cap Value Fund              25,764,513
   3,846,605   USAZ Jennison 20/20 Focus Fund                  49,582,732
   4,491,842   USAZ Legg Mason Value Fund                      55,474,249
   2,577,859   USAZ OCC Renaissance Fund                       35,548,679
   1,294,480   USAZ Oppenheimer International Growth Fund      20,750,518
   3,081,492   USAZ Salomon Brothers Large Cap Growth Fund     35,375,532
   1,642,306   USAZ Salomon Brothers Small Cap Growth Fund     21,087,203
   5,679,281   USAZ Van Kampen Comstock Fund                   65,084,557
   1,495,415   USAZ Van Kampen Mid Cap Growth Fund             20,741,413
                                                             ------------
TOTAL AFFILIATED INVESTMENT COMPANY (COST $479,618,877)       505,012,250
                                                             ------------
DEPOSIT ACCOUNT (0.3%):
   1,322,411   TNT Offshore Deposit Account                     1,322,411
                                                             ------------
TOTAL DEPOSIT ACCOUNT (COST $1,322,411)                         1,322,411
                                                             ------------
TOTAL INVESTMENTS (COST $480,941,288) (a) - 100.3%            506,334,661
                                                             ============

Percentages indicated are based on net assets as of March 31, 2006.

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting in excess of federal income tax reporting of approximately $28,537. Cost for federal income tax purposes differs from value by net unrealized appreciation on securities as follows:

Unrealized appreciation       $27,359,963
Unrealized depreciation        (1,995,127)
                              -----------
Net unrealized appreciation   $25,364,836
                              ===========

See accompanying notes to the schedules of portfolio investments.

USALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
USAZ FUSION MODERATE FUND
Schedule of Portfolio Investments
March 31, 2006
(Unaudited)

                          SHARES                              FAIR VALUE
                          ------                             ------------
AFFILIATED INVESTMENT COMPANY (100.0%):
   1,765,737   PIMCO PVIT Commodity Real Return              $ 20,411,922
   1,472,085   PIMCO PVIT Emerging Markets Bond                20,005,635
   2,046,256   PIMCO PVIT Global Bond                          24,125,354
   1,478,257   PIMCO PVIT High Yield Fund                      12,180,839
   1,282,955   PIMCO PVIT Real Return Fund                     15,818,831
   3,972,180   PIMCO PVIT Total Return Fund                    40,079,297
   1,563,369   USAZ AIM International Equity Fund              24,920,098
   2,640,415   USAZ Davis NY Venture Fund                      32,450,699
   1,128,537   USAZ Franklin Small Cap Value Fund              20,877,942
   2,509,330   USAZ Jennison 20/20 Focus Fund                  32,345,262
   2,959,201   USAZ Legg Mason Value Fund                      36,546,131
   1,493,683   USAZ OCC Renaissance Fund                       20,597,890
     787,289   USAZ Oppenheimer International Growth Fund      12,620,239
   2,126,146   USAZ Salomon Brothers Large Cap Growth Fund     24,408,157
     998,564   USAZ Salomon Brothers Small Cap Growth Fund     12,821,561
   3,537,413   USAZ Van Kampen Comstock Fund                   40,538,756
   1,206,188   USAZ Van Kampen Mid Cap Growth Fund             16,729,830
                                                             ------------
TOTAL AFFILIATED INVESTMENT COMPANY (COST $390,987,441)       407,478,443
                                                             ------------
DEPOSIT ACCOUNT (0.2%):
     788,937   TNT Offshore Deposit Account                       788,937
                                                             ------------
TOTAL DEPOSIT ACCOUNT (COST $788,937)                             788,937
                                                             ------------
TOTAL INVESTMENTS (COST $391,776,378) (a) - 100.2%            408,267,380
                                                             ============

Percentages indicated are based on net assets as of March 31, 2006.

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting in excess of federal income tax reporting of approximately $10,003. Cost for federal income tax purposes differs from value by net unrealized appreciation on securities as follows:

Unrealized appreciation       $19,819,775
Unrealized depreciation        (3,338,776)
                              -----------
Net unrealized appreciation   $16,480,999
                              ===========

See accompanying notes to the schedules of portfolio investments.

USALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS
MARCH 31, 2006
(UNAUDITED)

1.   ORGANIZATION

     The USAllianz Variable Insurance Products Fund of Funds Trust (the
     "Trust") was organized as a Delaware Statutory trust on June 16, 2004. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the "1940 Act"). The Trust consists of three series, the USAZ Fusion Balanced Fund, the USAZ Fusion Moderate Fund and the USAZ Fusion Growth Fund (collectively, the "Funds"). Effective May 1, 2006, the USAllianz Variable Insurance Products Fund of Funds Trust changed its name to Allianz Variable Insurance Products Fund of Funds Trust.

     Each Fund is a "Fund of Funds", which means that each Fund invests in other mutual funds. Underlying Funds invest in stock, bonds, and other securities and reflect varying amounts of potential investment risk and reward. Periodically, the Fund will adjust its asset allocation to maximize assets consistent with the quantitatively measured risk such investors, on average, may be willing to accept given their investment time horizon.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Funds in the preparation of their Schedules of Portfolio Investments ("the schedules"). The policies are in conformity with accounting principles generally accepted in the United States of America ("U.S."). The preparation of the schedules requires management to make certain estimates and assumptions that affect the reported amounts at the date of the schedules. Actual results could differ from those estimates.

     SECURITY VALUATION

     Portfolio securities listed on a national exchange or exchanges for which market quotations are available are valued at their last quoted sale price on each business day. If there is no such reported sale, the most recently quoted bid price is used for long securities and the ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the official closing price as reported by NASDAQ. Securities that are primarily traded on foreign exchanges may be fair valued pursuant to procedures approved by the Funds' Broad of Trustees. Debt obligations with sixty days or less remaining until maturity are valued at their amortized cost. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price for long securities and the ask price is used for securities sold short. Other assets and securities for which no quotation is readily available are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Investments in other mutual funds are valued at the respective net asset values as reported by such Funds. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the New York Stock Exchange (generally 4 PM Eastern Time).

     SECURITY TRANSACTIONS

     Securities transactions are recorded no later than one business day after trade date. However, for financial reporting purposes, securities transactions are recorded on trade date. Net realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER HAVE CONCLUDED, BASED ON THEIR EVALUATION OF THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES AS CONDUCTED WITHIN 90 DAYS OF THE FILING DATE OF THIS REPORT, THAT THESE DISCLOSURE CONTROLS AND PROCEDURES ARE ADEQUATELY DESIGNED AND ARE OPERATING EFFECTIVELY TO ENSURE THAT INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT ON FORM N-Q IS RECORDED, PROCESSED, SUMMARIZED AND REPORTED WITHIN THE TIME PERIODS SPECIFIED IN THE SECURITIES AND EXCHANGE COMMISSION'S RULES AND FORMS.

(b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

     THERE WERE NO CHANGES IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING THAT OCCURRED DURING THE REGISTRANT'S MOST RECENT FISCAL QUARTER THAT HAVE MATERIALLY AFFECTED, OR ARE REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). CERTIFICATIONS PURSUANT TO RULE 30A-2(A) ARE ATTACHED HERETO.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Allianz Variable Insurance Products Fund of Funds Trust


By (Signature and Title)* /s/ Troy A. Sheets
                          ----------------------------
                          Troy A. Sheets, Treasurer

Date May 26, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ Troy A. Sheets
                          ----------------------------
                          Troy A. Sheets, Treasurer

Date May 26, 2006


By (Signature and Title)* /s/ Jeffrey Kletti
                          ----------------------------
                          Jeffrey Kletti, President

Date May 26, 2006

* Print the name and title of each signing officer under his or her signature.